Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Liabilities [Abstract]
Warranty and GAP liabilities	$ 17,163	$ 21,279
Dealer related liabilities	4,184	6,934
Accrued compensation and benefits	12,165	8,923
Accrued professional services	532	2,542
Accrued software and IT costs	252	1,011
Interest payable	4,096	4,183
Insurance payable	29	2,142
Other	11,278	14,307
Total other liabilities	$ 49,699	$ 61,321